NEWBUILDINGS (Details) (USD $)	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Newbuildings:
Newbuildings	$ 344,543,000		$ 767,525,000
Construction payable	900,000,000
Newbuilds delivered	1,178,900,000
LNG carrier
Newbuildings:
Number of vessels contracted for construction	3
Number of newbuilds delivered	7
FSRU
Newbuildings:
Number of vessels contracted for construction	1
Vessels
Newbuildings:
Number of newbuilds delivered	7
Purchase price installments
Newbuildings:
Newbuildings	312,160,000		718,851,000
Interest cost capitalized
Newbuildings:
Newbuildings	17,806,000		30,825,000
Other costs capitalized
Newbuildings:
Newbuildings	14,577,000		17,849,000
Newbuildings
Newbuildings:
Construction payable		2,700,000,000
Purchase Obligation	500,000,000
Newbuildings
Newbuildings:
Interest Costs Capitalized	$ 21,100,000		$ 22,500,000	$ 10,300,000